SHAREHOLDERS' EQUITY - Shares issued for reserve (Details) - Class A ordinary shares - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jul. 29, 2021	Jul. 23, 2021	Mar. 16, 2021	Aug. 07, 2020	Jul. 30, 2020
Class of Stock [Line Items]
Number of shares issued on conversion of convertible loan	3,397,447		4,230	1,625,893	2,000,000	257,000	243,000
Stock Issued During Period, Shares, Issued for Services		35,000
EMC, HZ and Certain investors | Convertible loan ("CL")
Class of Stock [Line Items]
Number of shares transferred upon conversion	732,676